Leases (Maturity of lease liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Maturities of lease liabilities
2023	$ 23
2024	4
Total operating lease payments	27
Less: imputed interest	(7)
Present value of operating lease liabilities	$ 20